Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2025
Basis Of Preparation And Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies
2.
BASIS OF PREPARATION AND ACCOUNTING POLICIES

Basis of preparation

The interim financial statements for the three and six months ended June 30, 2025 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (the “IASB”). The interim financial statements are prepared based on the same accounting policies used in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2024 (the “annual consolidated financial statements”).

The interim financial statements are unaudited and do not include all the information and disclosures required in the annual consolidated financial statements, and should be read in conjunction with the Group’s audited annual consolidated financial statements and notes included in its Form 20-F for the year ended December 31, 2024 filed with the SEC on March 11, 2025.

The interim financial statements have been prepared on a historical cost basis, except for forward foreign currency contracts, financial assets and liabilities at fair value through profit or loss, the warrant liability and the Private Placement derivative, which are carried at fair value and are re-measured through the interim condensed consolidated statements of operations and the interim condensed consolidated statements of other comprehensive income (loss).

As described in the Group’s annual consolidated financial statements, the Group identified an error, which was not material, individually or in the aggregate to the Group’s previously issued interim and annual consolidated financial statements, related to the capitalization of interest in the cost of its ships and revised its prior period interim financial statements to correct this error, including all impacted footnote disclosures. See Notes 2 and 28 to the Group’s annual consolidated financial statements for additional information.

Except as otherwise noted, all amounts in the interim financial statements are presented in United States (“U.S.”) Dollars (“USD” or “$”) and all values are rounded to the nearest thousand ($000). The interim condensed consolidated statements of cash flows are prepared using the indirect method. The interim financial statements are based on the assumption of continuing as a going concern.

New and amended standards and interpretations

The Group intends to adopt relevant new and amended accounting standards and interpretations when they become effective. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

There are no IFRS® Accounting Standards as issued by the IASB or IFRIC® Interpretations that are expected to have a material impact on the Group in the current or future reporting periods or on foreseeable future transactions, other than those included in the annual consolidated financial statements.